Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2018
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Interest-Bearing Loans and Borrowings
16	INTEREST-BEARING LOANS AND BORROWINGS

	Maturity date	Interest rate		As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Guaranteed loans	17 June 2019	3.54%		2,385	2,413
Guaranteed loans	27 September 2019	2.30%		6,657	6,338
Guaranteed loans	30 September 2019	2.40%		6,451	6,142
Guaranteed loans	11 January 2018	1.495%		—	780
Guaranteed loans	11 January 2019	1.50%		993	—
Credit loans	6 December 2020	EURIBOR + 3.80%	(i)	3,139	3,121
Credit loans	18 January 2021	2.50%		525	—
Total				20,150	18,794

(i)	3.80% when EURIBOR is negative.